Revenues	12 Months Ended
Dec. 31, 2023
Revenues
Revenues

3. Revenues

The following table shows the revenues earned from time and voyage charters contracts for the years ended December 31, 2023, 2022 and 2021:

	For the years ended December 31,
	2023	2022	2021
Time charters (operating leases)	$349,628	$283,962	$171,134
Voyage charters	10,958	15,109	13,531
Total	$360,586	$299,071	$184,665

As of December 31, 2023, all of the Partnership’s vessels were employed under time charter agreements with the remaining tenor ranging between 1.0 and 9.2 years. From these time charter agreements 15 include extensions at the charterers’ option that range between 2.2 to 9.2 years. As of December 31, 2022, 19 out of 20, of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 0.2 and 9.5 years, while one vessel was employed under a voyage charter.

As of December 31, 2023 and 2022 there were no voyage expenses incurred between the contract date and the date of the vessel’s arrival to the load port and no unearned revenue related to undelivered performance obligations.